REVENUE (Details) R in Millions							1 Months Ended	12 Months Ended
	Oct. 21, 2019 ZAR (R)	Apr. 11, 2019 USD ($)	Apr. 11, 2019 ZAR (R)	Sep. 19, 2018 USD ($)	Jul. 25, 2018 USD ($)	Jul. 25, 2018 ZAR (R)	Jul. 31, 2018 USD ($)	Dec. 31, 2020 USD ($) R / $	Dec. 31, 2020 ZAR (R) R / $	Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2016 USD ($)	Jun. 10, 2019 ZAR (R)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue advance received	R 1,100.0	$ 125,000,000	R 1,750.0				$ 500,000,000		R 770.6	R 2,859.3	R 6,555.4
Revenue from contracts with customers									126,173.1	72,124.2	50,036.2
Adjustments relating to sales of PGM concentrate									1,219.3	801.2	620.2
Total revenue									127,392.4	72,925.4	50,656.4
Revenue from largest customer									49,455.0	30,598.0
Revenue from second largest customer									R 15,234.0
Average foreign exchange rate | R / $								16.46	16.46
Wheaton Precious Metals International [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percent of production covered by agreement								4.50%	4.50%
Deferred revenue advance received					$ 500,000,000	R 6,555.4
Additional monthly amounts receivable, as a percent								18.00%	18.00%
BTT streaming revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percent of production covered by agreement								23.00%	23.00%
Deferred revenue advance received | $				$ 500,000,000								$ 50,000,000
Additional monthly amounts receivable, as a percent								20.00%	20.00%
Deferred income recognised as of acquisition date													R 627.6
Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue									R 28,929.8	18,882.1	21,434.2
Gold | Wheaton Precious Metals International [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percent of production covered by agreement								100.00%	100.00%
PGM
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue									R 95,572.5	51,504.9	27,545.7
Platinum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue									17,053.9	13,013.2	9,233.9
Palladium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue									R 47,280.9	28,031.0	15,282.3
Palladium | Wheaton Precious Metals International [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percent of production covered by agreement								4.50%	4.50%
Rhodium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue									R 29,865.1	9,338.1	2,236.0
Iridium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue									814.5	649.6	442.9
Ruthenium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue									558.1	473.0	350.6
Chrome
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue									1,572.7	1,749.3	1,128.9
Other Product
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue									1,317.4	789.1	547.6
Goods or services transferred at point in time [member] | Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers									27,868.8	18,644.2	19,656.7
Goods or services transferred at point in time [member] | PGM
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers									72,469.3	38,418.4	22,735.2
Streaming agreements (over time)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers									538.5	540.4	201.6
Market For Recycled Products [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue									25,296.5	14,521.2	7,442.7
Market For Recycled Products [Member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers									R 25,296.5	14,521.2	7,442.7
Currency risk
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage decrease in risk assumption								1.00%	1.00%
Increase in adjusted EBITDA due to decrease in exchange rate									R 77.8
Minimum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Period between provisional invoicing and final pricing								1 month	1 month
Minimum | BTT streaming revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percent of production covered by agreement								23.00%	23.00%
Additional monthly amounts receivable, as a percent								16.00%	16.00%
Basket price per oz | $								$ 106
Minimum | PGM | BTT streaming revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percent of production covered by agreement												23.00%
Maximum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Period between provisional invoicing and final pricing								4 months	4 months
Maximum | BTT streaming revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percent of production covered by agreement								38.00%	38.00%
Additional monthly amounts receivable, as a percent								20.00%	20.00%
Basket price per oz | $								$ 280
Maximum | PGM | BTT streaming revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percent of production covered by agreement												38.00%
South Africa Region [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue									R 82,781.4	46,222.6	34,810.3
South Africa Region [Member] | Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue									27,868.8	18,644.2	19,656.7
Revenue from largest customer											7,371.0
South Africa Region [Member] | Platinum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue									54,912.6	27,578.4	15,153.6
Revenue from largest customer											13,881.0
US Region/ Stillwater
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue									45,154.1	26,864.5	15,872.8
Revenue from largest customer											11,809.0
US Region/ Stillwater | Market For Recycled Products [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue									25,296.5	14,521.2	7,442.7
UNITED STATES
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue									R 44,611.0	R 26,702.8	R 15,846.1